Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Customer trade receivable	$ 35,517	$ 43,256
Due from joint venture	1,165	2,538
Other receivables	3,617	3,307
Income tax receivable	1,047	499
Allowance for doubtful accounts	(3,022)	(2,751)
Accounts receivable, net	$ 38,324	$ 46,849